Assets Pledged as Collateral or for Security - Summary of Assets Pledged as Collateral or for Security (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2017 TWD ($)
Assets Pledged As Collateral or For Security [abstract]
Inventories related to real estate business	$ 156,685	$ 4,796,126	$ 4,822,043
Investment properties	218,230	6,680,017	7,151,382
Land use rights (long-term prepayments for lease)	212,858	6,515,576	6,813,751
Other financial assets (including current and non-current)	16,233	496,902	66,726
Total	$ 604,006	$ 18,488,621	$ 18,853,902